Other financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Other Financial Assets

	2024 $m	2023 $m

Equity securities	97	102

Restricted funds:

Ring-fenced amounts to satisfy insurance claims:

Cash	1	2

Money market funds	10	14

A ccounts pledged as security	31	32

Other	1	2

	43	50

Trade deposits and loans	79	40

	219	192

Analysed as:

Current	7	7

Non-current	212	185

	219	192

Schedule of Movement in Provision for Impairment of Equity Securities
The methodology to calculate fair value and the
sensitivities
to the relevant significant unobservable inputs are detailed in note
24
. The most significant investments are as follows:

		2024		2023

	Fair value	Dividend income	Fair value	Dividend income
	$m	$m	$m	$m

Investment in entity which owns:

InterContinental The Willard Washington DC	27	1	27	1

InterContinental Grand Stanford Hong Kong	36	–	37	–